091-21486fn

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

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# UNITED STATES
# SECURITIES AND EXCHANGE COMMISSION
**Washington, D.C. 20549**

## FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)**

SEC
Mail Processing
Section

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

NOV 07 2016

3. Class of New Derivative Securities Product:

**Investment Company Units**

Washington DC
412

4. Name of Underlying Instrument:

**American Customer Satisfaction Investable Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**ACSI**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**NYSE, NASDAQ**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

16019585

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Martha Redding**

Title:

**Associate General Counsel and Assistant Secretary**

Telephone Number:

**(212) 656-2938**

Manual Signature of Official Responsible for Form:

Securities and Exchange
NOV 08 2016
RECEIVED

**November 4, 2016**

SEC 2449 (1/99)

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | NOV 07 2016 |

Martha Redding
Associate General Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

**Via Overnight Mail**

November 4, 2016

Ms. Claudette Ransom
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building 1
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: 19b-4(e) – Transmittal**

Dear Ms. Ransom:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

**Premise Capital Frontier Advantage Diversified Tactical ETF (TCTL)**
**American Customer Satisfaction Core Alpha ETF (ACSI)**
**Direxion Daily CSI China Internet Index Bull 2X Shares (CWEB)**
**iShares Core 5-10 Year USD Bond ETF (IMTB)**
**Goldman Sachs Hedge Industry VIP ETF (GVIP)**
**Barclays ETN+ FI Enhanced Europe 50 ETN Series B (FLEU)**
**iShares Core U.S. REIT ETF (USRE)**
**WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)**

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

| Act | Securities Exchange Act of 1934 |
| --- | --- |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | NOV 07 2016 |